Investments	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Investments	Investments
At fair value through profit or loss
The investment in other companies of $45.0 million relates to the purchase of 10% of the shares of Anglo-Eastern Univan Group Limited.

Equity-accounted investees

(in thousands of USD)	December 31, 2024	December 31, 2023
Assets
Interest in joint ventures	16,806	518
Interest in associates	—	—
TOTAL ASSETS	16,806	518

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	70,995	31,694
Offset investment with shareholders loan	1,451	(1,451)
Balance at January 1, 2022	72,446	30,243

Reversal prior year offset investment with shareholders loan	(1,451)	1,451
Group's share of profit (loss) for the period	17,650	—
Group's share of other comprehensive income	159	—
Dividends received from joint ventures	(3,021)	—
Reclassification of associate to joint venture (Note 23)	—	(32,844)
Movement equity to shareholders loan	(2,000)	2,000
Business combinations	(83,186)	—

Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at December 31, 2022	1,423	24

Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—

Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	920	—
Capital increase/(decrease) in joint ventures	3,796	—
Movement shareholders loans to joint ventures	—	4,485
Business combinations	12,399	11,638
Translation differences	(475)	(290)

Gross balance	16,311	16,683
Offset investment with shareholders loan	495	(495)
Balance at December 31, 2024	16,806	16,188

The decrease in shareholders loans to joint ventures at December 31, 2022 is related to the full repayment of the shareholders loan to TI Africa Ltd following the acquisition of the remaining 50% shares in TI Africa Ltd as well as the sale of Suezmax Bari in March 2022. In consequence of the sale, the shareholders loan to Bari Shipholding Ltd. was repaid and the remaining amount was written-off. As a consequence of the acquisition in 2022 of the remaining 50% shares in TI Africa Ltd and TI Asia Ltd, the investments in equity accounted investees decreased.

The increase in investments in equity accounted investees and shareholders loans at December 31, 2024 is mainly due the acquisition of CMB.TECH Enterprises as of February 2024.

Joint venture	Segment	Description
Tankers Agencies (UK) Ltd	Euronav	Parent company of Tankers International Ltd
Tankers International LLC	Euronav	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Euronav	Formerly owner of 1 Suezmax, dormant company
TI Africa Ltd	Euronav	Operator and owner of a single floating storage and offloading facility (FSO Africa), as from June 7, 2022 100% subsidiary *
TI Asia Ltd	Euronav	Operator and owner of a single floating storage and offloading facility (FSO Asia), as from June 7, 2022 100% subsidiary *
be HYDRO bv	H2 Industry	BeHydro focusses on the development and sale of hydrogen combustion engines.
JPN H2YDRO CO. Ltd	H2 Industry	JPN H2YDRO CO. is the owner of a passenger ferry that is being deployed in the Japanese inland sea and is powered by a dual fuel hydrogen diesel combustion engine.
Cleanergy Solutions (Namibia) (Pty) Ltd	H2 Infra	Cleanergy Solutions (Nambia) (Pty) will develop green hydrogen production projects in Namibia.
FRS Windcat Offshore Logistics Gmbh	Windcat
FRS Windcat Offshore Logistics is a joint venture within the Windcat Group that owns 6 CTVs as per December 31, 2024. The aim of the joint venture is gaining market share in the German offshore wind market. Note that the joint venture also comprises a Polish entity, i.e. FRS Windcat Polska, with a similar purpose. However, this Polish entity is dormant.

TSM Windcat sas	Windcat	TSM Windcat is a joint venture within the Windcat Group that owns 6 CTVs as per December 31, 2024. The aim of the joint venture is gaining market share in the French offshore wind market.
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2022
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	153	—	—	—	153
of which vessel	—	—	—	—	—	—	—
Current Assets	—	—	504,397	206	131	—	504,734
of which cash and cash equivalents	—	—	2,453	—	101	—	2,554
Non-Current Liabilities	—	—	30	—	1,700	—	1,730
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	—	—	502,547	63	83	—	502,693
of which bank loans	—	—	75,500	—	—	—	75,500
Net assets (100%)	—	—	1,973	143	(1,652)	—	464

Group's share of net assets	—	—	1,202	84	(826)	—	460

Shareholders loans to joint venture	—	—	—	—	850	—	850

Net Carrying amount of interest in joint venture	—	—	1,202	84	—	—	1,286

Remaining shareholders loan to joint venture	—	—	—	—	24	—	24

Revenue	20,729	20,729	1,172,698	—	2,139	—	1,216,295
Depreciations and amortization	(2,998)	(2,811)	(39)	—	(479)	—	(6,327)
Interest Expense	(428)	(413)	(954)	—	171	—	(1,625)
Income tax expense	1,599	1,600	(117)	—	—	—	3,082
Profit (loss) for the period (100%)	14,997	14,858	185	(36)	5,250	10	35,265
Other comprehensive income (100%)	170	149	—	—	—	—	319

Group's share of profit (loss) for the period	7,499	7,429	113	(21)	2,625	5	17,650

Group's share of other comprehensive income	85	74	—	—	—	—	159

	Asset
(in thousands of USD)	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Total
At December 31, 2023
Percentage ownership interest	50%	50%	50%

Non-Current assets	1,754	—	—	1,754
of which vessel	—	—	—	—
Current Assets	391,037	150	118	391,305
of which cash and cash equivalents	3,046	—	88	3,134
Non-Current Liabilities	1,360	—	1,700	3,060
of which bank loans	—	—	—	—
Current Liabilities	390,323	66	114	390,503
of which bank loans	42,500	—	—	42,500
Net assets (100%)	1,108	84	(1,696)	(503)

Group's share of net assets	675	49	(848)	(123)

Shareholders loans to joint venture	—	—	850	850

Net Carrying amount of interest in joint venture	675	49	—	725

Remaining shareholders loan to joint venture	—	—	2	2

Revenue	1,685,928	—	—	1,685,928
Depreciations and amortization	(84)	—	—	(84)
Interest expense	(2,806)	—	—	(2,806)
Income tax expense	(79)	—	—	(79)
Profit (loss) for the period (100%)	(1,445)	(43)	(43)	(1,532)
Other comprehensive income (100%)	—	—	—	—

Group's share of profit (loss) for the period	(880)	(25)	(22)	(927)

Group's share of other comprehensive income	—	—	—	—

	Asset
(in thousands of USD)	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	be HYDRO	JPN H2YDRO CO. Ltd	Cleanergy Solution (Namibia) (Pty) Ltd	FRS Windcat Offshore Logistics Gmbh	TSM Windcat sas	Total
At December 31, 2024
Percentage ownership interest	50%	50%	50%	50%	50%	49%	50%	50%

Non-Current assets	1,482	—	—	725	19,387	21,699	18,885	25,746	87,924
of which vessel	—	—	—	—	382	—	9,505	25,723	35,610
Current Assets	198,050	96	—	2,234	10,203	8,340	2,107	2,240	223,270
of which cash and cash equivalents	3,096	—	—	103	4,729	5,371	635	236	14,170
Non Current Liabilities	1,190	—	1,700	—	17,811	63	5,143	22,849	48,756
of which bank loans	—	—	—	—	—	—	2,961	12,368	15,329
Current Liabilities	196,731	7	—	3,081	6,059	10,363	12,344	4,592	233,177
of which bank loans	15,500	—	—	—	—	—	25	3,113	18,638
Net assets (100%)	1,611	89	(1,700)	(122)	5,720	19,613	3,505	545	29,261

Group's share of net assets	981	52	(850)	(61)	2,860	9,610	1,753	273	14,618

Shareholders loans to joint venture	—	—	850	903	6,690	—	3,688	5,238	17,369

Net Carrying amount of interest in joint venture	981	52	—	—	2,860	9,610	3,144	273	16,920

Remaining shareholders loan to joint venture	—	—	—	842	6,690	—	3,418	5,238	16,188

Revenue	908,159	—	9	2,324	6,751	3	7,005	7,341	931,592
Depreciations and amortization	(102)	—	—	(341)	(1,052)	(16)	(1,646)	(2,552)	(5,709)
Interest expense	(1,037)	—	—	(138)	(148)	(5)	(482)	(649)	(2,459)
Income tax expense	1	—	—	—	(1,279)	—	(179)	—	(1,457)
Profit (loss) for the period (100%)	653	4	(4)	(287)	2,645	(617)	(228)	(482)	1,684
Other comprehensive income (100%)	—	—	—	—	—	—	—	—	—

Group's share of profit (loss) for the period	398	2	(2)	(144)	1,323	(302)	(114)	(241)	920

Group's share of other comprehensive income	—	—	—	—	—	—	—	—	—
Loans and borrowings
On March 29, 2018, TI Asia Ltd. and TI Africa Ltd. entered into a $220.0 million senior secured credit facility. The facility consists of a term loan of $110.0 million and a revolving loan of $110.0 million for the purpose of refinancing the two FSOs as well as for general corporate purposes. The Company provided a guarantee for the revolving credit facility tranche. The fair value of this guarantee is not significant given the long term contract both FSOs have with North Oil Company until mid 2032, which results in sufficient repayment capacity under these facilities. Transaction costs for a total amount of $2.2 million are amortized over the lifetime of the instrument using the effective interest rate method. In June 2022, the Group acquired the remaining 50% of TI Africa Ltd. and TI Asia Ltd. In consequence of this transaction, the Company entered into a $150 million senior secured amortizing term loan facility (see Note 17). At the same time, the $220.0 million senior secured credit facility which were maturing in July 2022 and September 2022 have been repaid. All bank loans were secured by the underlying FSO and subject to specific covenants. These entities are fully consolidated following the acquisition of the remaining 50% shares in TI Africa Ltd and TI Asia Ltd in June 2022.
On August 9, 2020, TSM Windcat SAS entered into a €3.2 million ($3.3 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 49. The facility has been concluded with Crédit Agricole and carries a fixed interest rate of 1.25%. The facility has a duration of 7 years. As of December 31, 2024, the outstanding balance on this facility was $1.9 million.
On April 28, 2021, TSM Windcat SAS entered into a €3.2 million ($3.3 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 52. The facility has been concluded with Crédit Agricole and carries a fixed interest rate of 1.20%. The facility has a duration of 7 years. As of December 31, 2024, the outstanding balance on this facility was $2.1 million.

On October 5, 2021, TSM Windcat SAS entered into a €3.2 million ($3.3 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 53. The facility has been concluded with BPI and carries a fixed interest rate of 1.56%. The facility has a duration of 7 years. As of December 31, 2024, the outstanding balance on this facility was $2.3 million.
On April 4, 2022, TSM Windcat SAS entered into a €1.6 million ($1.7 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 54. The facility has been concluded with BRED and carries a fixed interest rate of 1.40%. The facility has a duration of 7 years. As of December 31, 2024, the outstanding balance on this facility was $1.2 million.
On May 23, 2022, TSM Windcat SAS entered into a €1.6 million ($1.7 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 54. The facility has been concluded with CIC and carries a fixed interest rate of 1.45%. The facility has a duration of 7 years. As of December 31, 2024, the outstanding balance on this facility was $1.3 million.

On March 3, 2023, TSM Windcat SAS entered into a €3.5 million ($3.6 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 56. The facility has been concluded with BRED and carries a fixed interest rate of 3.90%. The facility has a duration of 7 years. As of December 31, 2024, the outstanding balance on this facility was $3.3 million.
On December 3, 2023, TSM Windcat SAS entered into a €2.8 million ($2.9 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 59 that also features a predelivery finance component. The facility has been concluded with BPI and carries a fixed rate of 4.40%. The facility has a duration of 7 years as from delivery of the vessel. As of December 31, 2024, the outstanding balance on this facility was $1.7 million.

On June 28, 2023, TSM Windcat SAS entered into a €2.8 million ($2.9 million) senior secured amortizing term loan facility to finance the acquisition of the TSM Windcat 59 that also features a predelivery finance component. The facility has been concluded with CIC and carries a fixed rate of 4.44%. The facility has a duration of 7 years as from delivery of the vessel. As of December 31, 2024, the outstanding balance on this facility was $1.7 million.
On June 17, 2021, FRS Windcat Offshore Logistics Limited entered into a €9.5 million ($9.9 million) senior secured amortizing term loan facility to finance the FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43. The facility has been concluded with Rabobank and carries a fixed interest rate of 1.75% during the first 3 years and a floating interest rate of EURIBOR plus a margin of 1.95% thereafter. The facility has a duration of 5 years. As of December 31, 2024, the outstanding balance on this facility was $3.0 million.

Loan covenant
For the bank loans related to the FSOs, covenants were not applicable anymore as from June 2022 following the acquisition of the remaining 50% shares in TI Africa Ltd and TI Asia Ltd. For the other bank loans, no covenants are applicable.

Interest rate swaps
In 2018, TI Asia and TI Africa entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of $208.8 million (CMB.TECH's share amounts to 50%) in connection to the $220.0 million facility. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments are measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have been fully unwound upon the acquisition of the remaining 50% of TI Africa Ltd. and TI Asia Ltd. and repayment of the $220.0 million senior secured credit facility.

Vessels
On November 19, 2019, the group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture company has acquired one Suezmax vessel. The joint ventures have acquired two Suezmax tankers (Bari & Bastia) for a total consideration of $40.6 million. The vessel Bastia was sold on September 15, 2020 for a net sale price of $20.1 million. The Company recorded a capital gain of $0.8 million in the third quarter of 2020 upon delivery to its new owner on September 30, 2020. The vessel Bari was sold on March 24, 2022 for a net sale price of $21.3 million. A gain of $6.6 million was recorded in the second quarter of 2022.

There were no capital commitments as of December 31, 2024, December 31, 2023 and December 31, 2022.
Cash and cash equivalents

(in thousands of USD)	2024	2023

Cash and cash equivalents of the joint ventures	14,170	3,134
Group's share of cash and cash equivalents	7,416	1,902